Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Taurus Acquisition [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed
The allocation of the consideration was allocated to the acquisition date fair values of acquired assets as follows (in thousands)

Cash included in Parent company net investment	$47
Intangibles assets with finite-life – core technologies	5,155

$5,202

xCella Acquisition [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed
The allocation of the consideration was allocated to the acquisition date fair values of acquired assets and assumed liabilities as follows (in thousands):

Cash included in Parent company net investment and other assets	$240
Accrued liabilities	(142)
Deferred tax liabilities, net	(320)
Intangibles assets with finite-life – core technology	7,298

$7,076

Icagen Acquisition [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed
The consideration was allocated to the acquisition date fair values of acquired assets and assumed liabilities as follows (in thousands):

Property and equipment, net	$1,173
Prepaids and other assets	588
Liabilities assumed	(812)
Deferred revenue	(3,685)
Deferred tax assets, net	821
Acquired intangibles	12,800
Goodwill (1)	9,055

$19,940

(1)
Goodwill represents the excess of the purchase price over the preliminary fair value of the underlying assets acquired and liabilities assumed. Goodwill is attributable to the assembled workforce of experienced personnel at Icagen and expected synergies.

Ab Initio Acquisition [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed
The purchase consideration was allocated to the acquisition date fair values of acquired assets and assumed liabilities as follows (in thousands):

Cash and other assets	$28
Accounts payable and accrued liabilities	(83)
Deferred tax liabilities, net	(196)
Intangible assets with finite-life – core technologies	7,400
Goodwill (1)	4,862

$12,011

(1)
Goodwill represents the excess of the purchase price over the fair value of the underlying assets acquired and liabilities assumed. Goodwill is attributable to the assembled workforce of experienced personnel at Ab Initio and expected synergies.